Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Summary of Assets Measured or Disclosed at Fair Value on a Recurring Basis
Assets measured or disclosed at fair value on a recurring basis as of December 31, 2019 are summarized below:

	Fair Value Measurements as of December 31, 2019 using
	Quoted Price in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total fair value
	RMB	RMB	RMB	RMB
Fair value measurement
Short-term investments	—	7,674	—	7,674

Total assets measured at fair value	—	7,674	—	7 , 674